Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Leases

8. Leases

Operating leases as lessee

As of March 31, 2026 and 2025, the Company had property operating leases recorded on its consolidated balance sheets. The Company does not have options to extend or cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, at lease commence date, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s lease arrangements may contain both lease and non-lease components. The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed.

	2026	2025

Weighted average remaining lease term (in years)	1.49	1.13
Weighted average discount rate (%)	5.88%	5.88%

During the years ended March 31, 2026, 2025 and 2024, the addition to operating lease right-of-use assets was US$119,007, US$nil and US$nil respectively. The operating lease expense was US$145,061, US$262,304 and US$409,866 for the years ended March 31, 2026, 2025 and 2024, respectively, and included in the cost of revenue and general and administrative expenses. Cash paid for operating leases was US$159,388, US$283,956 and US$387,848 for the years ended March 31, 2026, 2025 and 2024, respectively.

Maturities of lease liabilities were as follows:

For the year ending March 31,
2027	$88,766
2028	56,714
Total lease payments	$145,480
Less: imputed interest	(16,798)
Operating lease obligation, net	$128,682

Finance leases

The Company leases certain equipment under lease contracts that are accounted for as finance leases. If the contracts meet the criteria for a finance lease, the related equipment underlying the lease contract is capitalized and amortized over its estimated useful life.

Information relating to finance lease activities during the years ended March 31, 2026 and 2025 are as follows:

	2026	2025

Finance lease right-of-use assets	$6,769	$87,385

Finance lease liabilities	$—	$56,795

Amortization of finance lease right-of-use assets	$(80,271)	$(184,601)
Repayment and interest accretion of finance lease liabilities	$(56,588)	$(185,053)

Weighted average remaining lease term (in years)	—	0.73
Weighted average discount rate (%)	—	5.36%

During the year ended March 31, 2026 and 2025, there was no addition to finance lease right-of-use assets. The amortization of finance lease right-of-use assets was US$80,271 and US$184,601 for the years ended March 31, 2026 and 2025, respectively, and included in the cost of revenue. Cash paid for finance lease was US$58,322, US$141,913 and US$221,255 for the years ended March 31, 2026, 2025 and 2024, respectively.

The interest of finance lease liabilities was US$1,734, US$11,433 and US$24,133 for the years ended March 31, 2026, 2025 and 2024, respectively, and included in the interest expense.